UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ (9,835,736)	$ (1,938,812)	$ (18,950,423)	$ (3,830,463)	$ (13,279,780)	$ (8,358,043)	$ (5,947,294)
General and administrative expenses					(2,509,859)	(1,233,876)	(1,739,815)
Selling, general and administrative	(6,475,430)	(429,467)	(7,284,196)	(757,410)
Other expenses	(37,123)	0	(37,123)	0
Loss from operations	(16,348,289)	(2,368,279)	(26,271,742)	(4,587,873)	(15,789,639)	(9,591,919)	(7,687,109)
Change in fair value of derivative liabilities	4,132,525	0	4,132,525	0
Financial and foreign exchange gain/(loss), net	563,854	(46,347)	986,566	(43,873)	(77,147)	(34,023)	1,590
Loss before income taxes	(11,651,910)	(2,414,626)	(21,152,651)	(4,631,746)	(15,866,786)	(9,625,942)	(7,685,519)
Income tax benefit/(expense)	(129,708)	0	(129,708)	0	0	0	0
Net income (loss)	$ (11,781,618)	$ (2,414,626)	$ (21,282,359)	$ (4,631,746)	$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
Weighted average number of shares outstanding basic	248,989,790	220,000,000	234,574,977	220,000,000
Weighted average number of shares outstanding diluted	248,989,790	220,000,000	234,574,977	220,000,000
Net income (loss) per share basic	$ (0.05)	$ (0.01)	$ (0.09)	$ (0.02)
Net income (loss) per share diluted	$ (0.05)	$ (0.01)	$ (0.09)	$ (0.02)